Basis of Preparation and Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 period
Property, Plant and Equipment [Line Items]
Non-Payment Of Dividends, Number Of Periods	6
Minimum | Computer Software, Intangible Asset
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Computer Software, Intangible Asset
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years